Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2013
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital
11. Common Stock and Additional Paid-in Capital:

Net Income Attributable to Dryships Inc. and Transfers to the Non-controlling Interest:

The following table represents the effects of changes in DryShips ownership interest in Ocean Rig on the equity attributable to the shareholders of DryShips

	Six-month period ended June 30,
	2012	2013
Net loss attributable to Dryships Inc.	$(65,658)	$(134,845)
Transfers to the non-controlling interest:
Decrease in Dryships equity for reduction in subsidiary ownership	(81,760)	(45,418)
Net transfers to the non-controlling interest	(81,760)	(45,418)
Net loss attributable to Dryships and transfers to the non-controlling interest	$(147,418)	$(180,263)

Sale of Ocean Rig shares

On April 17, 2012, the Company completed a public offering of an aggregate of 11,500,000 common shares of Ocean Rig owned by DryShips. The Company received approximately $180,485 of net proceeds from the public offering. The net assets of Ocean Rig as of April 17, 2012, amounted to $3,003,954. At the date of the transaction, the carrying amounts of Ocean Rig's assets and liabilities did not require fair value adjustments. The difference between the net consideration received and the amount attributed to the non-controlling interests which amounted to $81,760 was recognized in equity attributable to the controlling interest.

On February 14, 2013, the Company completed a public offering of an aggregate of 7,500,000 common shares of Ocean Rig owned by DryShips. The Company received approximately $123,084 of net proceeds from the public offering. The net assets of Ocean Rig as of February 14, 2013, amounted to $2,950,992. At the date of the transaction, the carrying amounts of Ocean Rig's assets and liabilities did not require fair value adjustments. The difference between the net consideration received and the amount attributed to the non-controlling interests, which amounted to $45,418, was recognized in equity attributable to the controlling interest.

Treasury stock

During September 2011, April 2012 and January 2013, the share borrower described in Note 9 returned to the Company an aggregate of 21,000,000 loaned shares of the Company's common stock, which were not retired and are held as treasury stock.

Repurchase program

On December 6, 2011, Ocean Rig announced that its board of directors had approved a repurchase program for up to a total of $500,000 of its common shares and 9.5% senior unsecured notes due 2016 (Note 9). Ocean Rig's common shares and unsecured notes may be purchased under the program from time to time through December 31, 2013. As of June 30, 2013, Ocean Rig had not purchased any common shares or unsecured notes under the program described above.